Income Taxes - Schedule of Reconciliation of the Expected Income Tax Recovery (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of the Expected Income Tax Recovery [Abstract]
Net loss for the year	$ 3,313,365	$ 6,635,073
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	$ 895,000	$ 1,791,000
Decrease to income tax recovery due to:
Non-deductible permanent differences	(396,000)	(1,139,000)
Change in tax assets not recognized	(499,000)	(652,000)
Income tax recovery